Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

25.         Subsequent events

Disposal of an equity method investee

In December 2020, the Company signed a cooperative development framework agreement with subsidiaries of Kaisa Group to invest in two project companies, Henan Yanchuang Management and Consulting Co., Ltd (“Henan Yanchuang”) and Jiazhaoye Health Industry (Sanya) Investment Co., Ltd (“Jiazhaoye Health”), aiming to jointly develop real estate projects in the PRC. According to the agreement, Kaisa Group holds 49% equity interest in Henan Yanchuang while the Company will hold 49% equity interest in Jiazhaoye Health with the same consideration of US$225,290,809.

As of December 31, 2020, US$225,290,809 has been paid and a 49% equity interest of Jiazhaoye Health has been transferred to the Company. Based on the articles of association, the Company cannot exercise control of Jiazhaoye Health, but has the ability to exercise significant influence over Jiazhaoye Health’s operating and financial decisions and accounted for it as an equity method investment.

Since neither project company has successfully bid for any projects till October 2021, the Company and Kaisa Group began a negotiation to terminate the cooperative development framework agreement. In November 2021, they entered into an equity interest swap agreement. According to the agreement, the Company’s 49% equity interest in Jiazhaoye Health will be exchanged to 49% equity interest in Henan Yanchuang with no extra consideration. The change of business registration of Jiazhaoye Health has been completed as at the date of this financial statement.

Exchange of October 2021 Notes

On October 15, 2021, eligible holders of the October 2021 Notes in the aggregate principal amount of US$207,680,000 exchanged their notes and the Company delivered new notes in the aggregate principal amount of US$205,401,000 and US$19,101,080 in cash consideration in full satisfaction of the exchange consideration to those eligible holders. The new notes bear interest at 14.2% per annum, payable semi-annually. The new notes have a two-year term maturing on October 15, 2023.